FINANCIAL INSTRUMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Apr. 09, 2012	Dec. 31, 2012	Sep. 30, 2010	Sep. 29, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 10, 2013 Subsequent Event [Member]	Feb. 05, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Apr. 09, 2012 Warrant [Member]	Apr. 09, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 7% Notes [Member]	Dec. 31, 2009 Investment Bank of Greece [Member]	Dec. 31, 2009 Investment Bank of Greece [Member] 7% Notes [Member]
Convertible Debt, Fair Value Disclosures		$ 62,552			$ 62,552	$ 94,289										$ 94,289
Maximum Warrants To Purchase Common Shares																		416,667
Maximum Warrants To Purchase Common Shares Exercise Price Per Share																		$ 24.00
Debt Issuance Cost																		3,940
Write off of Deferred Debt Issuance Cost																	1,860
Unrealized Gain (Loss) on Derivatives				1,855	564	1,153	367
Warrant Liability Reclassified To Additional Pain In Capital			3,124
Professional Fees							600
Warrants Related Business Combination							112,500
Warrants Strike Price Per Share Related Business Combination							$ 3.00
Warrants Contractual Term Related Business Combination							10 years	10 years
Issuance of warrants for deferred charges					0	0	957
Warrants Related to advisory services, Number of Warrants authorized		1,250,000			750,000
Warrants Related to advisory services Warrants Strike Price Per Share		$ 0.25			$ 0.25
Warrants Related to advisory services Warrants Contractual Term		10 years			10 years
Warrants Related to advisory services Fair Value	494	509										1,000
Derivative financial instruments		$ 767			$ 767	$ 8,808
Issuance of common shares (in shares)									61,000,000	43,931	620,149
Granted													750,000	1,250,000	750,000
Warrants Exercisable Term														10 years	10 years
Fair Value Assumptions, Expected Dividend Rate														0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate														176.00%	150.00%
Fair Value Assumptions, Risk Free Interest Rate														1.73%	2.06%